CONSOLIDATED STATEMENT OF EQUITY (CAD) In Millions, unless otherwise specified	Total	TC PipeLines, LP	Equity Attributable to Controlling Interests	Common Shares	Preferred Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Non-Controlling Interests	Equity Attributable to Non-Controlling Interests TC PipeLines, LP	Equity Attributable to Non-Controlling Interests Portland
Balance at Dec. 31, 2009				10,649	389	353	4,103	(872)	785
Increase (decrease) in equity
Proceeds from shares issued (Note 18)				987
Other						6
Net income attributable to controlling interests	1,262						1,262
Common share dividends							(1,107)
Preferred share dividends							(22)
Other comprehensive income/(loss)	(408)							(371)
Net income attributable to non-controlling interests	93									87	6
Other comprehensive (loss)/income attributable to non-controlling interests									(37)
Sale of TC PipeLines, LP units
Distributions declared to non-controlling interests									(90)
Foreign exchange and other									17
Balance at Dec. 31, 2010	16,145		15,377	11,636	389	359	4,236	(1,243)	768
Increase (decrease) in equity
Proceeds from shares issued (Note 18)				2,401
Other						5
Dilution gain from TC PipeLines, LP units issued (Note 23)						30
Net income attributable to controlling interests	1,525						1,525
Common share dividends							(1,178)
Preferred share dividends							(22)
Other comprehensive income/(loss)	(171)							(206)
Net income attributable to non-controlling interests	107									101	6
Other comprehensive (loss)/income attributable to non-controlling interests									35
Sale of TC PipeLines, LP units
Proceeds, net of issue costs										321
Decrease in TCPL's ownership										(50)
Distributions declared to non-controlling interests									(109)
Foreign exchange and other									4
Balance at Dec. 31, 2011	19,008		17,932	14,037	389	394	4,561	(1,449)	1,076
Increase (decrease) in equity
Proceeds from shares issued (Note 18)				269
Other						6
Net income attributable to controlling interests	1,360						1,360
Common share dividends							(1,242)
Preferred share dividends							(22)
Other comprehensive income/(loss)	(20)							1
Net income attributable to non-controlling interests	96									91	5
Other comprehensive (loss)/income attributable to non-controlling interests									(21)
Sale of TC PipeLines, LP units
Distributions declared to non-controlling interests									(113)
Foreign exchange and other									(2)
Balance at Dec. 31, 2012	19,340		18,304	14,306	389	400	4,657	(1,448)	1,036